ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (AOCI) - Schedule of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Beginning balance	$ 8,380	$ 11,607	$ 11,607	$ 13,729	$ 11,935
Transfer or allocation of benefit plans – net of taxes		1,702
AOCI before reclass, net of taxes	7	90
Reclass from AOCI, net of taxes	(54)	(54)
Less: AOCI attributable to noncontrolling interests	2	(3)
Ending balance	9,980	10,412	8,380	11,607	13,729
Total AOCI
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Beginning balance	(635)	(1,456)	(1,456)	(1,256)	(1,913)
Transfer or allocation of benefit plans – net of taxes			1,702
AOCI before reclass, net of taxes			(595)	(194)	606
Reclass from AOCI, net of taxes			(284)	(4)	56
Less: AOCI attributable to noncontrolling interests			2	2	5
Ending balance	(686)	285	(635)	(1,456)	(1,256)
Currency translation adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Beginning balance	(1,335)	(1,445)	(1,445)	(1,192)	(1,080)
Transfer or allocation of benefit plans – net of taxes		0	0
AOCI before reclass, net of taxes	11	44	95	(254)	(110)
Reclass from AOCI, net of taxes	0	18	19	0	0
Less: AOCI attributable to noncontrolling interests	0	(1)	4	(1)	2
Ending balance	(1,324)	(1,381)	(1,335)	(1,445)	(1,192)
Transfer or allocation of benefit plans, tax			0
Other comprehensive income (loss) before reclass, tax	(13)	0	0	8	(7)
Reclass from AOCI, taxes	0	0	0	0	0
Spin-Off related adjustments			39
Benefit plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Beginning balance	674	32	32	(43)	(760)
Transfer or allocation of benefit plans – net of taxes		1,702	1,702
AOCI before reclass, net of taxes	0	34	(735)	106	655
Reclass from AOCI, net of taxes	(67)	(78)	(327)	(28)	65
Less: AOCI attributable to noncontrolling interests	2	(2)	(2)	3	3
Ending balance	604	1,692	674	32	(43)
Transfer or allocation of benefit plans, tax			70
Other comprehensive income (loss) before reclass, tax	(15)	12	48	12	(2)
Reclass from AOCI, taxes	(1)	0	(2)	4	(2)
Cash flow hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Beginning balance	26	(43)	(43)	(21)	(73)
Transfer or allocation of benefit plans – net of taxes		0	0
AOCI before reclass, net of taxes	(5)	12	45	(46)	61
Reclass from AOCI, net of taxes	13	5	24	24	(9)
Less: AOCI attributable to noncontrolling interests	0	0	0	0	0
Ending balance	34	(26)	26	(43)	(21)
Transfer or allocation of benefit plans, tax			0
Other comprehensive income (loss) before reclass, tax	0	0	(1)	(1)	0
Reclass from AOCI, taxes	$ 0	$ 0	$ 0	$ 0	$ (1)